Note 17 - Certain Relationships and Related Transactions (Details Textual) - USD ($)	1 Months Ended	12 Months Ended				24 Months Ended
	Aug. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014
Net Income (Loss) Attributable to Noncontrolling Interest, Total		$ (324,000)	$ (60,000)
Avalon Med Spa [Member]
Net Income (Loss) Attributable to Noncontrolling Interest, Total		$ 100,000
Avalon Med Spa [Member]
Noncontrolling Interest, Ownership Percentage by Parent		50.10%
Investment in Subsidiary [Member] | Management and Accredited Investors [Member]
Related Party Transaction, Amounts of Transaction						$ 1,000,000.0
Investment in Subsidiary [Member] | Outside Director, Accredited Investor [Member] | Maximum [Member]
Related Party Transaction, Percentage of Total Investment	10.00%
AWMS Holdings, LLC [Member]
Equity Method Investments				$ 3,400,000	$ 3,400,000	$ 3,400,000
Proceeds from Issuance of Private Placement				$ 3,800,000	$ 3,800,000
Equity Method Investment, Ownership Percentage		47.00%	47.00%
Net Income (Loss) Attributable to Noncontrolling Interest, Total		$ 200,000	$ 100,000
Avalon Med Spa [Member]
Equity Method Investments		$ 359,000
Proceeds from Issuance of Private Placement	$ 358,000